Organization, Business and Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2020 Segment	Dec. 19, 2019 shares	Sep. 30, 2021 USD ($) Datacenter Lab Customer Country Location $ / shares	Sep. 30, 2020 USD ($) Customer	Sep. 30, 2021 USD ($) Segment Datacenter Lab Customer Country Location $ / shares	Sep. 30, 2020 USD ($) Customer	Dec. 31, 2020 USD ($) ReportingUnit Lab Customer Location Country Segment Datacenter $ / shares	Dec. 31, 2019 USD ($) Customer $ / shares
Organization Business And Summary Of Significant Accounting Policies [Line Items]
Number of countries | Country			19		19		18
Number of data centers | Datacenter			9		9		9
Number of data recovery labs | Lab			17		17		18
Date of incorporation					Aug. 02, 2018		Aug. 02, 2018
Common stock, par value | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Number of business segment | Segment					1		1
Revenues			$ 81,122	$ 72,301	$ 238,222	$ 214,953	$ 289,545	$ 312,054
Depreciation expense			2,800	4,300	8,400	12,800	16,900	18,600
Impairment of intangible asset			22,529		22,529		0
Amortization expense			7,100	7,900	21,000	23,200	$ 30,900	31,800
Number of reporting unit	1						1
Research and development			2,770	1,828	7,341	5,134	$ 7,167	5,945
Pivotal Acquisition Corp. [Member]
Organization Business And Summary Of Significant Accounting Policies [Line Items]
Business combination, aggregate shares of common stock received by stockholders | shares		34,800,000
Business combination, outstanding shares | shares		3,707,564
Business combination, stock exchange ratio | shares		9.3862
Cost of Revenue [Member]
Organization Business And Summary Of Significant Accounting Policies [Line Items]
Amortization expense			2,300	$ 3,000	6,800	$ 8,900	11,800	11,300
Sales and Marketing [Member]
Organization Business And Summary Of Significant Accounting Policies [Line Items]
Advertising costs							4,500	7,100
Internal-Use Software Development [Member]
Organization Business And Summary Of Significant Accounting Policies [Line Items]
Capitalized software costs			$ 20,900		$ 20,900		18,500	13,500
UK and Germany [Member]
Organization Business And Summary Of Significant Accounting Policies [Line Items]
Revenues							57,000	69,800
Long-lived assets							$ 26,300	$ 21,800
Consolidated Revenues [Member] | Customer Concentration Risk [Member]
Organization Business And Summary Of Significant Accounting Policies [Line Items]
Number of customers representing more than 10% of consolidated revenues or accounts receivable | Customer			0	0	0	0	0	0
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Organization Business And Summary Of Significant Accounting Policies [Line Items]
Number of customers representing more than 10% of consolidated revenues or accounts receivable | Customer			0	0	0	0	0	0
Minimum [Member]
Organization Business And Summary Of Significant Accounting Policies [Line Items]
Number of locations | Location			32		32		32
Minimum [Member] | Internal-Use Software Development [Member]
Organization Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life					3 years		3 years
Maximum [Member] | Internal-Use Software Development [Member]
Organization Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life					5 years		5 years